Investments - Summary of Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Investments, current portion	€ 44,855	€ 34,043	[1]
Non-current investments	16,945	7,060	[1]
Total investments	61,800	41,103
Commercial paper [member]
Disclosure of financial assets [line items]
Investments, current portion	22,208	15,527
U.S. Treasury securities [member]
Disclosure of financial assets [line items]
Investments, current portion	6,733	9,177
Corporate fixed income bonds [member]
Disclosure of financial assets [line items]
Investments, current portion	14,185	7,886
Non-current investments	16,945	7,060
Agency bond [member]
Disclosure of financial assets [line items]
Investments, current portion	€ 1,729	€ 1,453

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.